Employee benefit plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Contributions by employer	¥ 412,366	¥ 372,164	¥ 407,783